SEGMENTED REPORTING - Disclosure of detailed information about entity reportable segments (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Property, plant and equipment	$ 1,109,920	$ 1,269,434	$ 527,904
Exploration and evaluation	40,648,721	38,271,725
Congo [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	1,107,568	1,118,622
Exploration and evaluation	40,648,721	38,271,725
Canada [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	2,352	150,812
Exploration and evaluation	$ 0	$ 0